Other Financial Assets - Summary of Loans and Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Loans And Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	₩ 132,890	₩ 88,406
Short-term loans and receivables Allowance for doubtful accounts	(13)	(10)
Short-term loans and receivables Present value discount	(816)	(807)
Short-term loans and receivables	132,061	87,589
Long-term loans and receivables Face value	968,468	903,397
Long-term loans and receivables Allowance for doubtful accounts	(54,824)	(52,667)
Long-term loans and receivables Present value discount	(32,334)	(29,248)
Long-term loans and receivables	881,310	821,482
Loans and receivables Face value	1,101,358	991,803
Loans and receivables Allowance for doubtful accounts	(54,837)	(52,677)
Loans and receivables Present value discount	(33,150)	(30,055)
Loans and receivables	1,013,371	909,071
Loans for tuition
Loans And Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	30,261	28,975
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	(816)	(807)
Short-term loans and receivables	29,445	28,168
Long-term loans and receivables Face value	436,131	431,002
Long-term loans and receivables Allowance for doubtful accounts	(37,783)	(37,783)
Long-term loans and receivables Present value discount	(32,334)	(29,248)
Long-term loans and receivables	366,014	363,971
Loans for housing
Loans And Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	29,630	25,750
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	29,630	25,750
Long-term loans and receivables Face value	309,446	282,833
Long-term loans and receivables Allowance for doubtful accounts	0	0
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	309,446	282,833
Loans for related parties
Loans And Leases Receivable Disclosure [Line Items]
Long-term loans and receivables Face value	187,728	150,541
Long-term loans and receivables Allowance for doubtful accounts	(17,041)	(14,861)
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	170,687	135,680
Fisheries loan
Loans And Leases Receivable Disclosure [Line Items]
Long-term loans and receivables Face value		203
Long-term loans and receivables Allowance for doubtful accounts		0
Long-term loans and receivables Present value discount		0
Long-term loans and receivables		203
Other loans
Loans And Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	72,999	33,681
Short-term loans and receivables Allowance for doubtful accounts	(13)	(10)
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	72,986	33,671
Long-term loans and receivables Face value	35,163	38,818
Long-term loans and receivables Allowance for doubtful accounts	0	(23)
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	₩ 35,163	₩ 38,795